Note 14 - Retirement and Pension Plans - Summary of Estimated Future Benefit Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
2022	$ 173
2023	36
2024	158
2025	27
2026 and thereafter	$ 326